Performance Management - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF	Sep. 03, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Nasdaq 7HANDLTM Index, as well as a broad-based market index reflecting the performance of investment grade fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Nasdaq 7HANDLTM Index, as well as a broad-based market index reflecting the performance of investment grade fixed income securities.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended June 30, 2020), and the lowest return for a quarter was (12.60)% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of June 30, 2025 was 5.12%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	5.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	11.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(12.60%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	1 Year	5 Years	Since Inception (January 16, 2018)
Return Before Taxes	10.47%	4.54%	4.85%
Return After Taxes on Distributions	8.42%	2.68%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	2.71%	3.02%
Nasdaq 7HANDLTM Index (reflects no deduction for fees, expenses or taxes)	11.72%	5.99%	6.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.strategysharesetfs.com
Performance Availability Phone [Text]	(855) 4SS-ETFS or (855) 477-3837